Equity-Based Compensation - Summary of Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding, Beginning Balance	9,582,012
Number of Options, Granted	2,609,200	10,140,240
Number of Options, Forfeited	(398,222)	(558,228)
Number of Options, Exercised	(220,000)
Number of Options, Outstanding, Ending balance	11,572,990	9,582,012
Number of Options, Exercisable-December 30, 2012	5,743,320	2,400,486
Number of Options, Vested and Expected to vest-December 30, 2012	11,533,489	9,582,012
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 3.33
Weighted Average Exercise Price, Granted	$ 6.32	$ 3.33
Weighted Average Exercise Price, Forfeited	$ 3.97	$ 3.33
Weighted Average Exercise Price, Exercised	$ 3.33
Weighted Average Exercise Price, Outstanding, Ending balance	$ 3.99	$ 3.33
Weighted Average Exercise Price, Exercisable-December 30, 2012	$ 3.61	$ 3.33
Weighted Average Exercise Price, Vested and Expected to vest-December 30, 2012	$ 3.98	$ 3.33
Weighted Average Remaining Contractual Life (In Years), Outstanding at December 30, 2012	5 years 7 months 24 days
Weighted Average Remaining Contractual Life (In Years), Exercisable-December 30, 2012	5 years 5 months 12 days	6 years 4 months 6 days
Weighted Average Remaining Contractual Life (In Years), Vested and Expected to vest-December 30, 2012	5 years 7 months 24 days	6 years 4 months 6 days
Aggregate Intrinsic Value, Exercised	$ 592
Aggregate Intrinsic Value, Outstanding-December 30, 2012	59,688
Aggregate Intrinsic Value, Exercisable-December 30, 2012	31,849	6,455
Aggregate Intrinsic Value, Vested and Expected to vest-December 30, 2012	$ 59,639	$ 25,767